Related Party (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Related Party Transaction [Line Items]
Stock-based compensation					$ 527,799	$ 389,717	$ 631,533	$ 340,152
Principal balance				$ 49,000					$ 49,000	$ 100,000
Interest rate				5.00%					5.00%	9.00%
Interest rate increase	6.99%	6.50%	6.50%	1.00%
Increase in valuation allowance							1,151,827	585,000
Operating loss carryforwards federal		$ 6,100,000					6,100,000
Operating loss carryforwards state		$ 2,000,000					2,000,000
Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Stock-based compensation							$ 1,707	$ 1,803
Share-Based Payment Arrangement, Option [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Options issued for services									29,286
Original life									10 years
Options vesting description									vest over different periods for up to 24 months
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Options issued for services							75,000